Summary of Significant Accounting Policies - Schedule of Property, Plant and Equipment (Details)	Dec. 31, 2024
Land use right [Member]
Summary of Significant Accounting Policies - Schedule of Property, Plant and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	43 years
Buildings [Member]
Summary of Significant Accounting Policies - Schedule of Property, Plant and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	20 years
Leasehold Improvements [Member]
Summary of Significant Accounting Policies - Schedule of Property, Plant and Equipment (Details) [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Lesser of useful life and lease term
Minimum [Member] | Machinery and electronic equipment [Member]
Summary of Significant Accounting Policies - Schedule of Property, Plant and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Minimum [Member] | Office equipment, furniture and fixtures [Member]
Summary of Significant Accounting Policies - Schedule of Property, Plant and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	2 years
Minimum [Member] | Automobile [Member]
Summary of Significant Accounting Policies - Schedule of Property, Plant and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	3 years
Maximum [Member] | Machinery and electronic equipment [Member]
Summary of Significant Accounting Policies - Schedule of Property, Plant and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	10 years
Maximum [Member] | Office equipment, furniture and fixtures [Member]
Summary of Significant Accounting Policies - Schedule of Property, Plant and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	5 years
Maximum [Member] | Automobile [Member]
Summary of Significant Accounting Policies - Schedule of Property, Plant and Equipment (Details) [Line Items]
Property, Plant and Equipment, Useful Life	10 years